UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417


Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette       West Hartford, CT            05/03/2011
     --------------------       -----------------            ----------
         [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          160
                                         -----------

Form 13F Information Table Value Total:  $   154,524
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
3M CO                      COM             88579Y101     1,829    14,183  SH         Sole        N/A        14,183
ABBOTT LABS                COM             002824100       803    18,346  SH         Sole        N/A        18,346
ABIOMED INC                COM             003654100       218    39,587  SH         Sole        N/A        39,587
ALLEGHANY CORP DEL         COM             017175100       252     1,319  SH         Sole        N/A         1,319
ALLSTATE CORP              COM             020002101       613    17,193  SH         Sole        N/A        17,193
ALTRIA GROUP INC           COM             02209S103       421     9,275  SH         Sole        N/A         9,275
AMBAC FINL GROUP INC       COM             023139108       427     6,439  SH         Sole        N/A         6,439
AMERICAN EXPRESS CO        COM             025816109     2,059    49,248  SH         Sole        N/A        49,248
AMERICAN INTL GROUP INC    COM             026874107     4,332    78,502  SH         Sole        N/A        78,502
AMGEN INC                  COM             031162100       929    14,085  SH         Sole        N/A        14,085
ANADARKO PETE CORP         COM             032511107       291     6,553  SH         Sole        N/A         6,553
AOL TIME WARNER INC        COM             00184A105       221    13,735  SH         Sole        N/A        13,735
APACHE CORP                COM             037411105       220     3,382  SH         Sole        N/A         3,382
AUTOMATIC DATA
  PROCESSING IN            COM             053015103     1,917    56,619  SH         Sole        N/A        56,619
BAKER HUGHES INC           COM             057224107       483    14,400  SH         Sole        N/A        14,400
BANKNORTH GROUP INC NEW    COM             06646R107     4,999   195,898  SH         Sole        N/A       195,898
BAXTER INTL INC            COM             071813109       242     9,302  SH         Sole        N/A         9,302
BELLSOUTH CORP             COM             079860102       508    19,066  SH         Sole        N/A        19,066
BIOTECH HOLDRS TR          DEPOSTRY RCPTS  09067D201       308     2,500  SH         Sole        N/A         2,500
BP PLC                     SPONSORED ADR   055622104       663    15,786  SH         Sole        N/A        15,786
BRISTOL MYERS SQUIBB CO    COM             110122108     1,279    47,108  SH         Sole        N/A        47,108
CAPITAL ONE FINL CORP      COM             14040H105       261     5,300  SH         Sole        N/A         5,300
CARDINAL HEALTH INC        COM             14149Y108     1,213    18,868  SH         Sole        N/A        18,868
CARMAX INC                 COM             143130102       621    20,600  SH         Sole        N/A        20,600
CENDANTCORP                COM             151313103       590    32,223  SH         Sole        N/A        32,223
CHEVRON CORP NEW           COM             166764100     1,036    14,351  SH         Sole        N/A        14,351
CHUBB CORP                 COM             171232101       330     5,500  SH         Sole        N/A         5,500
CIMAREX ENERGY CO          COM             171798101       550    23,141  SH         Sole        N/A        23,141
CISCO SYS INC              COM             17275R102       653    38,842  SH         Sole        N/A        38,842
CITIGROUP INC              COM             172967101     2,563    59,873  SH         Sole        N/A        59,873
COCA COLA CO               COM             191216100       534    11,503  SH         Sole        N/A        11,503
COLGATE PALMOLIVE CO       COM             194162103     1,715    29,590  SH         Sole        N/A        29,590
COMCAST CORP NEW           CL A            20030N101       301     9,981  SH         Sole        N/A         9,981
COMCAST CORP NEW           CL A SPL        20030N200       970    33,550  SH         Sole        N/A        33,550
CONOCOPHILLIPS             COM             20825C104     1,229    22,434  SH         Sole        N/A        22,434
CONSOLIDATED EDISON INC    COM             209115104       280     6,468  SH         Sole        N/A         6,468
COSTCO WHSL CORP NEW       COM             22160K105     1,566    42,800  SH         Sole        N/A        42,800
CVS CAREMARK CORPORATION   COM             126650100       994    35,450  SH         Sole        N/A        35,450
DELL INC                   COM             24702R101     1,071    33,495  SH         Sole        N/A        33,495
DEVON ENERGY CORP NEW      COM             25179M103       280     5,250  SH         Sole        N/A         5,250
DIMON INC                  COM             254394109        87    12,150  SH         Sole        N/A        12,150
DISNEY WALT CO             COM DISNEY      254687106       461    23,359  SH         Sole        N/A        23,359
DNP SELECT INCOME FD       COM             23325P104       489    45,000  SH         Sole        N/A        45,000
DOW CHEM CO                COM             260543103       411    13,260  SH         Sole        N/A        13,260
DU PONT E I DE NEMOURS &
  CO                       COM             263534109       390     9,367  SH         Sole        N/A         9,367
EBAY INC                   COM             278642103       375     3,595  SH         Sole        N/A         3,595
ELECTRONIC DATA SYS NEW    COM             285661104     1,142    53,243  SH         Sole        N/A        53,243
ELECTRONICS FOR IMAGING
  INC                      DBCV 1.500% 610 284745AA4       209    10,300  SH         Sole        N/A        10,300
E M C CORP MASS            COM             268648102       235    22,476  SH         Sole        N/A        22,476
EMERSON ELEC CO            COM             291011104     1,902    37,227  SH         Sole        N/A        37,227
EXELON CORP                COM             30161N101       347     5,800  SH         Sole        N/A         5,800
EXXON MOBIL CORP           COM             30231G102     5,711   159,042  SH         Sole        N/A       159,042
FAMILY DLR STORES INC      COM             307000109       237     6,200  SH         Sole        N/A         6,200
FEDERAL NATL MTG ASSN      COM             313586109     1,025    15,192  SH         Sole        N/A        15,192
FIDELITY NATL FINL INC     COM             316326107       656    21,340  SH         Sole        N/A        21,340
FIRST DATA CORP            COM             319963104     1,906    45,993  SH         Sole        N/A        45,993
FLEETBOSTON FINL CORP      COM             339030108     1,298    43,682  SH         Sole        N/A        43,682
FOREST LABS INC            COM             345838106       334     6,100  SH         Sole        N/A         6,100
GALLAGHER ARTHUR J & CO    COM             363576109     1,518    55,821  SH         Sole        N/A        55,821
GANNETT INC                COM             364730101     1,219    15,866  SH         Sole        N/A        15,866
GENERAL ELECTRIC CO        COM             369604103     7,644   266,516  SH         Sole        N/A       266,516
GLAXOSMITHKLINE PLC        SPONSORED ADR   37733W105       218     5,371  SH         Sole        N/A         5,371
GUIDANT CORP               COM             401698105     1,951    43,952  SH         Sole        N/A        43,952
HARLEY DAVIDSON INC        COM             412822108     1,288    32,305  SH         Sole        N/A        32,305
HARTFORD FINL SVCS GROUP
  INC                      COM             416515104       608    12,066  SH         Sole        N/A        12,066
HCA INC                    COM             404119109       258     8,050  SH         Sole        N/A         8,050
HEINZ H J CO               COM             423074103       505    15,300  SH         Sole        N/A        15,300
HELMERICH & PAYNE INC      COM             423452101       289     9,900  SH         Sole        N/A         9,900
HEWLETT PACKARD CO         COM             428236103     1,340    62,909  SH         Sole        N/A        62,909
HOME DEPOT INC             COM             437076102     2,062    62,246  SH         Sole        N/A        62,246
HONEYWELL INTL INC         COM             438516106       323    12,035  SH         Sole        N/A        12,035
HOSPITALITY PPTYS TR       COM SH BEN INT  44106M102       341    10,900  SH         Sole        N/A        10,900
IMS HEALTH INC             COM             449934108       882    49,016  SH         Sole        N/A        49,016
INGERSOLL-RAND COMPANY
  LTD                      CL A            G4776G101       365     7,717  SH         Sole        N/A         7,717
INTEL CORP                 COM             458140100       998    48,010  SH         Sole        N/A        48,010
INTERNATIONAL BUSINESS
  MACHS                    COM             459200101     2,140    25,941  SH         Sole        N/A        25,941
ITT CORP NEW               COM             450911102       232     3,539  SH         Sole        N/A         3,539
HANCOCK JOHN FINL SVCS
  INC                      COM             41014S106       245     7,966  SH         Sole        N/A         7,966
JOHNSON & JOHNSON          COM             478160104     5,065    97,979  SH         Sole        N/A        97,979
JPMORGAN CHASE & CO        COM             46625H100       642    18,788  SH         Sole        N/A        18,788
KERR MCGEE CORP            COM             492386107       320     7,150  SH         Sole        N/A         7,150
KEYSPAN CORP               COM             49337W100       500    14,113  SH         Sole        N/A        14,113
KIMBERLY CLARK CORP        COM             494368103       274     5,248  SH         Sole        N/A         5,248
KOPIN CORP                 COM             500600101     1,155   189,090  SH         Sole        N/A       189,090
LIBERTY MEDIA CORP NEW     INT COM SER A   53071M104     1,844   159,499  SH         Sole        N/A       159,499
LILLY ELI & CO             COM             532457108     1,395    20,228  SH         Sole        N/A        20,228
LOWES COS INC              COM             548661107     1,407    32,750  SH         Sole        N/A        32,750
LUCENT TECHNOLOGIES INC    COM             549463107        30    14,968  SH         Sole        N/A        14,968
MARSH & MCLENNAN COS INC   COM             571748102       576    11,272  SH         Sole        N/A        11,272
MARSHALL & ILSLEY CORP
  NEW                      COM             571837103       285     9,304  SH         Sole        N/A         9,304
MBIA INC                   COM             55262C100     1,164    23,867  SH         Sole        N/A        23,867
MCDONALDS CORP             COM             580135101       420    19,028  SH         Sole        N/A        19,028
MCGRAW HILL COS INC        COM             580645109       341     5,500  SH         Sole        N/A         5,500
MCKESSON CORP              COM             58155Q103       555    15,525  SH         Sole        N/A        15,525
MEDTRONIC INC              COM             585055106       855    17,825  SH         Sole        N/A        17,825
MELLON FINL CORP           COM             58551A108       580    20,900  SH         Sole        N/A        20,900
MERCK & CO INC             COM             589331107     3,377    55,765  SH         Sole        N/A        55,765
MERRILL LYNCH & CO INC     COM             590188108       345     7,400  SH         Sole        N/A         7,400
MGIC INVT CORP WIS         COM             552848103       743    15,940  SH         Sole        N/A        15,940
MICROSOFT CORP             COM             594918104     2,102    82,058  SH         Sole        N/A        82,058
MOTOROLA INC               COM             620076109       596    63,190  SH         Sole        N/A        63,190
NATIONAL CITY CORP         COM             635405103       445    13,612  SH         Sole        N/A        13,612
NATIONAL INSTRS CORP       COM             636518102       680    18,000  SH         Sole        N/A        18,000
NEOMAGIC CORP              COM             640497103        70    45,800  SH         Sole        N/A        45,800
NEWFIELD EXPL CO           COM             651290108       743    19,800  SH         Sole        N/A        19,800
NOBLE ENERGY INC           COM             655044105       847    22,400  SH         Sole        N/A        22,400
NOKIA CORP                 SPONSORED ADR   654902204     1,262    76,792  SH         Sole        N/A        76,792
OFFICE DEPOT INC           COM             676220106       255    17,550  SH         Sole        N/A        17,550
ORACLE CORP                COM             68389X105     1,961   163,156  SH         Sole        N/A       163,156
OXFORD HEALTH PLANS INC    COM             691471106     1,080    25,700  SH         Sole        N/A        25,700
PAR PHARMACEUTICAL COS
  INC                      COM             69888P106       444     9,125  SH         Sole        N/A         9,125
PAYCHEX INC                COM             704326107       548    18,652  SH         Sole        N/A        18,652
PENNEY J C INC             COM             708160106       337    20,000  SH         Sole        N/A        20,000
PEPSICO INC                COM             713448108     2,760    62,017  SH         Sole        N/A        62,017
PFIZER INC                 COM             717081103     3,675   107,602  SH         Sole        N/A       107,602
PITNEY BOWES INC           COM             724479100       428    11,150  SH         Sole        N/A        11,150
PPG INDS INC               COM             693506107       216     4,266  SH         Sole        N/A         4,266
PROCTER & GAMBLE CO        COM             742718109     2,728    30,586  SH         Sole        N/A        30,586
PROGRESSIVE CORP OHIO      COM             743315103     1,959    26,800  SH         Sole        N/A        26,800
RADIOSHACK CORP            COM             750438103       241     9,150  SH         Sole        N/A         9,150
ROGERS COMMUNICATIONS INC  CL B            775109200       353    20,900  SH         Sole        N/A        20,900
ROYAL DUTCH PETE CO        NY REG EUR .56  780257804       391     8,396  SH         Sole        N/A         8,396
SBC COMMUNICATIONS INC     COM             78387G103     1,944    76,099  SH         Sole        N/A        76,099
SCHERING PLOUGH CORP       COM             806605101       391    21,000  SH         Sole        N/A        21,000
SCHLUMBERGER LTD           COM             806857108     1,421    29,880  SH         Sole        N/A        29,880
SMUCKER J M CO             COM NEW         832696405       349     8,739  SH         Sole        N/A         8,739
SOUTHERN CO                COM             842587107       524    16,811  SH         Sole        N/A        16,811
STANLEY WKS                COM             854616109       973    35,256  SH         Sole        N/A        35,256
STATE STR CORP             COM             857477103     1,104    28,030  SH         Sole        N/A        28,030
STRYKER CORP               COM             863667101       384     5,530  SH         Sole        N/A         5,530
SUN MICROSY STEMS INC      COM             866810104       119    25,453  SH         Sole        N/A        25,453
SUNGARD DATA SYS INC       COM             867363103       545    21,025  SH         Sole        N/A        21,025
SYNOPSYS INC               COM             871607107       760    12,300  SH         Sole        N/A        12,300
SYSCO CORP                 COM             871829107       501    16,685  SH         Sole        N/A        16,685
TARGET CORP                COM             87612E106       347     9,176  SH         Sole        N/A         9,176
TEXAS INSTRS INC           COM             882508104       460    26,122  SH         Sole        N/A        26,122
TEXTRON INC                COM             883203101       782    20,050  SH         Sole        N/A        20,050
TITAN PHARMACEUTICALS
  INC DE                   COM             888314101        34    14,250  SH         Sole        N/A        14,250
TRAVELERS PPTY CAS CORP
  NEW                      CL A            89420G109       441    27,722  SH         Sole        N/A        27,722
TYCO INTL LTD NEW          COM             902124106       709    37,331  SH         Sole        N/A        37,331
UNITEDHEALTH GROUP INC     COM             91324P102     1,257    25,022  SH         Sole        N/A        25,022
UNITED PARCEL SERVICE INC  CL B            911312106       923    14,491  SH         Sole        N/A        14,491
UNITED TECHNOLOGIES CORP   COM             913017109     1,203    16,985  SH         Sole        N/A        16,985
VERIZON COMMUNICATIONS
  INC                      COM             92343V104     1,967    49,871  SH         Sole        N/A        49,871
VIACOM INC                 CL B            925524308       607    13,907  SH         Sole        N/A        13,907
VODAFONE GROUP PLC NEW     SPONS ADR NEW   92857W209       216    10,980  SH         Sole        N/A        10,980
WACHOVIA CORP NEW          COM             929903102       322     8,060  SH         Sole        N/A         8,060
WAL MART STORES INC        COM             931142103     1,417    26,393  SH         Sole        N/A        26,393
WASHINGTON MUT INC         COM             939322103       450    10,890  SH         Sole        N/A        10,890
WASTE MGMT INC DEL         COM             94106L109       899    37,300  SH         Sole        N/A        37,300
WATSON PHARMACEUTICALS
  INC                      COM             942683103       361     8,950  SH         Sole        N/A         8,950
WEBSTER FINL CORP CONN     COM             947890109       438    11,578  SH         Sole        N/A        11,578
WELLPOINT INC              COM             94973V107       295     3,500  SH         Sole        N/A         3,500
WESTPORT RES CORP NEW      COM             961418100       409    18,000  SH         Sole        N/A        18,000
WHIRLPOOLCORP              COM             963320106       367     5,755  SH         Sole        N/A         5,755
WHITE MTNS INS GROUP LTD   COM             G9618E107       513     1,300  SH         Sole        N/A         1,300
WILLIAMS COS INC DEL       COM             969457100       110    13,960  SH         Sole        N/A        13,960
WYETH                      COM             983024100     1,069    23,471  SH         Sole        N/A        23,471
YUM BRANDS INC             COM             988498101     1,904    64,398  SH         Sole        N/A        64,398
ZIMMER HLDGS INC           COM             98956P102       603    13,381  SH         Sole        N/A        13,381